Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities
Other long-term liabilities consist of:

	2019	2018
Long-term portion of fair value of hedges [note 23]	$8	$40
Long-term portion of income taxes payable	234	205
Asset retirement obligation	34	33
Deferred revenue	74	106
Long-term lease inducements [note 18]	—	16
Other	21	—

	$371	$400